The
                                    Westwood
                                      Funds

                              WESTWOOD EQUITY FUND
                         WESTWOOD INTERMEDIATE BOND FUND
                             WESTWOOD BALANCED FUND


                                  Annual Report

--------------------------------------------------------------------------------
                               September 30, 1996
--------------------------------------------------------------------------------

                               THE WESTWOOD FUNDS
                               ==================

Westwood Balanced Fund o Westwood Equity Fund o Westwood Intermediate Bond Fund

                                  Annual Report
                               September 30, 1996

Dear Fellow Shareholders:

      We are pleased to provide the September 30, 1996, annual report for the Westwood Funds, including the Westwood Equity Fund, Westwood Balanced Fund and Westwood Intermediate Bond Fund.

      Over the past year we have reached important milestones for the Westwood Funds. While the funds continue to achieve strong performance, the Balanced and Intermediate Bond funds have both achieved five-year performance records. The Westwood Equity Fund will achieve a ten-year record as of the end of this calendar year. For those of you who have been part of the Westwood Equity Fund since its inception, we are continually grateful for your confidence over the years. In addition to reaching these important milestones, both the Equity and Balanced Funds maintain the highest ranking (*****) available from Morningstar.(1)

Economic Commentary

      The preceding twelve months have been both an exciting and nervous time for portfolio managers. Although inflation appears to remain moderate and economic data remains favorable for the market, we have increased our defensive posture in the funds as the market continues to reach and surpass historic highs. Although the funds' defensive profiles have increased with regard to risk, we are continuing to identify securities that offer opportunities for growth and capital appreciation. The following comments address each of the Westwood Funds over the prior twelve month period.

Westwood Equity Fund

      For the fiscal year ending September 30, 1996, the *****-rated Westwood Equity Fund Retail Class posted a return of 26.9% and the Service Class returned 26.3%. This compares favorably to the average return of 16.0% for the 219 capital appreciation funds tracked by Lipper Analytical Services, Inc. and a return of 20.3% for the unmanaged S&P 500 Index, over the same period.

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Morningstar proprietary ratings reflect historical risk-adjusted performance as of September 30, 1996. The ratings are subject to change every month. Morningstar ratings are calculated from the Funds' 3- and 5-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. 10% of the funds in an investment category receive 5 stars. As of September 30, 1996, the Westwood Equity Fund Retail Class received an overall rating of 5 stars (*****) from Morningstar. The Fund was rated 5 stars for the 3- and 5-year periods ended September 30, 1996 among 1,708 and 1,018 equity funds, respectively. As of September 30, 1996, the Westwood Balanced Fund Retail Class received an overall rating of 5 stars (*****) from Morningstar. The Fund was rated 5 stars for the 3- and 5-year periods ended September 30, 1996 among 3,059 and 1,758 balanced funds, respectively. Both funds also received a 5-star rating for the one-year period. The one year rating is calculated in the same method but is not a component of the overall rating.

      For the quarter ended September 30, 1996, the Equity Fund Retail Class posted a return of 3.4% and the Service Class posted a return of 3.2% versus 3.1% for the S&P 500 and 2.0% for the Lipper average. Year-to-date through September 30, 1996 the Equity Fund Retail Class appreciated 17.3% and the Service Class appreciated 16.9%. The S&P 500 gained 13.5% and the Lipper Average gained 13.4% over the same period.

      For the five years ended September 30, 1996, the Equity Fund Retail Class had a total return of 118.1%, which equates to an average annual return of 16.9%. The Equity Fund Retail Class and Service Class achieved total returns since their respective inceptions on January 2, 1987 and January 28, 1994, through September 30, 1996, of 257.4% and 57.2%, which equate to average annual returns of 14.0% and 18.4%, respectively.

      During the past twelve months, we have increased the defensive structure of the Equity Fund by selling positions in more volatile names such as Nautica Enterprises and Tiffany and Company (both achieved their respective price targets) from the consumer cyclical sector, and Johnson & Johnson from the consumer staples sector. Proceeds were invested in lower beta and higher yielding securities such as Mobil Corporation and SmithKline Beecham plc (ADR). Additionally, our increased exposure to REITs (Real Estate Investment Trusts), which outperformed all stock market indices during the most recent quarter, contributed to the Fund's strong performance. REITs have become an increasingly important component of the Fund, as they provide an opportunity to add yield (which offers increased protection of principal). Westwood views REITs as undervalued assets presenting opportunities for growth. Other top performing securities over the twelve months included Computer Associates, Dell Computer, Sterling Software and IBM from the technology sector, and Deere and Company from the capital goods sector.

      The Westwood Equity Fund was listed among top performing equity funds in several publications including The Wall Street Journal, Money and Fortune.

Westwood Balanced Fund

      For the fiscal year ending September 30, 1996, the *****-rated Westwood Balanced Fund Retail Class posted a return of 19.0% and the Service Class returned 18.8% versus an average return of 12.5% for the 291 balanced funds tracked by Lipper Analytical Services, Inc. The blended return of 60% S&P 500 and 40% Lehman Brothers Government Corporate Bond Index for the same period was 14.0%.

      For the quarter ended September 30, 1996, the Balanced Fund Retail and Service Class each posted returns of 2.7%, equaling the 2.7% return for the Lipper average. Year-to-date through September 30, 1996, the Balanced Fund Retail Class returned 11.1% and the Service Class earned 11.0%, while the Lipper average returned 7.9%.

      For the three years ended September 30, 1996, the Balanced Fund Retail Class had a total return of 52.9%, which equates to an average annual return of 15.2%. Over the same period, the Service Class had a total return of 51.4% which equates to an average annual return of 14.8%. The Balanced Fund Retail Class and Service Class achieved total returns since their respective inceptions on October

1, 1991 and April 6, 1993, through September 30, 1996, of 93.0% and 62.0%, which equate to average annual returns of 14.0% and 16.1%, respectively.

      As of September 30, 1996, the Balanced Fund had approximately 60% invested in equities, 39% in fixed income with the balance invested in short-term securities. Strategies for the equity and fixed income funds which are discussed in this letter, also apply to their respective components in the Balanced Fund.

      Over the past year, the Westwood Balanced Fund has achieved continued recognition as a top performing balanced fund. The Balanced Fund was "Fund of the Month" in the June issue of Money Magazine and was praised by the Dallas Morning News as a fund which achieved a 31% return in 1995, while maintaining a conservative balanced approach.

Westwood Intermediate Bond Fund

      The fixed income market changed gears as 1995 rolled into 1996. Bond market participants' hopes for a Fed easing and a balanced budget gave way to concerns about Fed tightening, as a strong labor market propelled the economy to stronger than anticipated growth. Bond market participants have been torn between the perception of a strengthening economy with an increased concern of inflation and that of a slow growth environment and corresponding reduced inflation concerns. As a result, we witnessed a narrow trading range in the bond market with yields on the 30-year Treasury bond - a barometer for expectations of inflation - moving between 6.70% and 7.20% over the past five months.

      For the fiscal year ending September 30, 1996, the Westwood Intermediate Bond Fund Retail Class earned 4.5%, matching the return of the Lehman Brothers Government Corporate Bond Index.

      For the quarter ended September 30, 1996, the Intermediate Bond Fund earned 2.8%. Year-to-date through September 30, 1996 the Fund was up 0.2%. For the three year period, the Intermediate Bond Fund had a total return of 9.8% which equates to an average annual return of 3.2%.

      Since its inception on October 1, 1991 through September 30, 1996, the Fund's total return was 35.4%, which equates to an average annual return of 6.2%. The Lehman Brothers Government Corporate Bond Index had an average annual return of 7.7% over the same period.

      During the previous twelve months, the Fund benefited from an overweighting in higher yielding intermediate-term corporate bonds - one of the best performing sectors in the fixed income universe - as well as from an overweighting in asset-backed securities. The top performing securities were Olympic Financial 13% due 5/1/00 and Jacor Communications 10.125% due 6/15/06. Asset-backed securities collateralized by home equity and auto loans also contributed to the Fund's performance.

Capital Market Outlook:

      We expect to see a continuation of the slow and steady growth with moderate (2% to 3%) inflation we have been experiencing over the last four years
- an environment that bodes well for corporate profits and supports continued strength in the stock market. With inflation to remain in check, we expect the fixed income markets to remain stable over the next twelve months.

Minimum Initial Investment -- $1,000

      The Funds' minimum initial investment for both regular and retirement accounts is $1,000. There are no subsequent minimums. No initial minimum is required for those establishing an Automatic Investment Plan.

      We welcome your comments and encourage you to write us directly at our offices or on the internet at WESTW1@aol.com.

                                      Sincerely,


                                      /s/ Susan M. Byrne

                                      Susan M. Byrne
                                      President and Chief Investment Officer
                                      WESTW1@aol.com

November 1, 1996

                               THE WESTWOOD FUNDS
                               ==================

                              WESTWOOD EQUITY FUND
                         WESTWOOD INTERMEDIATE BOND FUND
                             WESTWOOD BALANCED FUND
                                   (unaudited)


                      Westwood Funds -- Retail Class Shares
                      -------------------------------------
                 Average Annual Returns -- September 30, 1996(a)

                       Calendar
                       --------
                          3Q      1 yr     5 yr    Life of Fund   Inception Date
                          --      ----     ----    ------------   --------------
Equity.................  3.4%     26.9%    16.9%       14.0%          1/02/87
Intermediate Bond......  2.8       4.5      --          6.2          10/01/91
Balanced...............  2.7      19.0      --         14.0          10/01/91


                     Westwood Funds -- Service Class Shares
                     --------------------------------------
               Average Annual Returns -- September 30, 1996(a)(b)

                                   1 yr     Life of Fund      Inception Date
                                   ----     ------------      --------------
Equity.........................    21.3%       16.6%             1/28/94
Balanced.......................    14.1        14.6              4/06/93

(a) Average annual and total returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, the returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost.
(b) Adjusted for the maximum 4.0% sales charge.

THE WESTWOOD FUNDS (Retail Class)

Index Comparisons

      The investment performance of the Equity, Intermediate and Balanced Funds are compared to the S&P 500 Index, Lehman Brothers Government/Corporate Bond Index and 60% S&P 500 Index/40% Lehman Brothers Government Corporate Bond Index, respec tively, from January 2, 1987 for the Equity Fund, October 1, 1991, for the Inter medi ate Bond and Balanced Fund (Retail Class) and January 28, 1994 for the Service Class of the Equity Fund, January 31, 1994 for the Inter mediate Bond Fund, and April 6, 1993 for the Balanced Fund (commencement of opera tions for each of the Funds) through Septem ber 30, 1996. Effective October 6, 1994, the Equity, Intermediate Bond and Balanced Fund's Retail Class became no-load. The Retail Class graphs reflect the current no-load status. The graph assumes all dividends and distributions from the Fund are reinvested at net asset value.

Equity Fund

      A $10,000 investment in the Equity Fund Retail Class made on the inception date would have grown to $35,740 (as of Septem ber 30, 1996). The graph shows how this com pares to our benchmark over the same period. Total return for the life of the Fund was 257.4%.

Intermediate Bond Fund

      A $10,000 investment in the Intermediate Bond Fund Retail Class made on the inception date would have grown to $13,540 (as of September 30, 1996). The graph shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 35.4%.

Balanced Fund

      A $10,000 investment in the Balanced Fund Retail Class made on the inception date would have grown to $19,300 (as of Sep tem ber 30, 1996). The graph shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 93.0%.

      Past performance is not predictive of future performance.

  [The following table was represented as a line graph in the printed material.]

--------------------------------------------------------------------------------
          Label                           A                            B
--------------------------------------------------------------------------------
Label                    Westwood Equity Fund (Retail) Class     S&P 500 Index
--------------------------------------------------------------------------------
  1       1/87           10000                                   10000
--------------------------------------------------------------------------------
  2       9/87           13165                                   13599
--------------------------------------------------------------------------------
  3       9/88           11779                                   11893
--------------------------------------------------------------------------------
  4       9/89           15322                                   15785
--------------------------------------------------------------------------------
  5       9/90           13699                                   14305
--------------------------------------------------------------------------------
  6       9/91           16396                                   18766
--------------------------------------------------------------------------------
  7       9/92           17078                                   20841
--------------------------------------------------------------------------------
  8       9/93           20508                                   23553
--------------------------------------------------------------------------------
  9       9/94           22383                                   24421
--------------------------------------------------------------------------------
  10      9/95           28169                                   31684
--------------------------------------------------------------------------------
  11      9/96           35740                                   38116
--------------------------------------------------------------------------------

                           Average Annual Total Return
--------------------------------------------------------------------------------
  One Year          5 Year          Life of Fund
--------------------------------------------------------------------------------
   26.9%            16.9%             14.0%
--------------------------------------------------------------------------------


  [The following table was represented as a line graph in the printed material.]

--------------------------------------------------------------------------------
        Label                             A                              B
--------------------------------------------------------------------------------
Label              Westwood Intermediate Bond Fund (Retail Class)  Lehman Bros.
                                                                   Gov't Corp.
                                                                   Bond Index
--------------------------------------------------------------------------------
  1     10/91      10000                                           10000
--------------------------------------------------------------------------------
  2     9/92       11186                                           11323
--------------------------------------------------------------------------------
  3     9/93       12331                                           12620
--------------------------------------------------------------------------------
  4     9/94       11658                                           12098
--------------------------------------------------------------------------------
  5     9/95       12956                                           13834
--------------------------------------------------------------------------------
  6     9/96       13540                                           14467
--------------------------------------------------------------------------------

                           Average Annual Total Return
--------------------------------------------------------------------------------
  One Year          Life of Fund
--------------------------------------------------------------------------------
    4.5%                6.2%
--------------------------------------------------------------------------------


  [The following table was represented as a line graph in the printed material.]

--------------------------------------------------------------------------------
        Label                          A                            B
--------------------------------------------------------------------------------
Label                 Westwood Balanced Fund (Retail Class)   60% S&P 500/40%
                                                              Lehman Bros. Gov't
                                                              Corp. Bond Index
--------------------------------------------------------------------------------
  1     10/91      10000                                      10000
--------------------------------------------------------------------------------
  2     9/92       10797                                      11207
--------------------------------------------------------------------------------
  3     9/93       12621                                      12603
--------------------------------------------------------------------------------
  4     9/94       13291                                      12670
--------------------------------------------------------------------------------
  5     9/95       16203                                      15658
--------------------------------------------------------------------------------
  6     9/96       19300                                      17850
--------------------------------------------------------------------------------

                           Average Annual Total Return
--------------------------------------------------------------------------------
  One Year          Life of Fund
--------------------------------------------------------------------------------
    19.0%              14.0%
--------------------------------------------------------------------------------

THE WESTWOOD FUNDS  (Service Class)

Equity Fund

      A $10,000 investment in the Equity Fund Service Class with a maximum sales load of 4.00% would have grown to $15,090 (as of September 30, 1996). The graph shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 57.2%, without adjusting for the sales charge.

Balanced Fund

      A $10,000 investment in the Balanced Fund Service Class with a maximum sales load of 4.00% made on the inception date would have grown to $15,550 (as of September 30, 1996). The graph shows how this compares to our bench mark over the same period. Total return for the life of the Fund was 62.0%, without adjusting for the sales charge.

      Past performance is not predictive of future performance.

  [The following table was represented as a line graph in the printed material.]

--------------------------------------------------------------------------------
        Label                           A                                B
--------------------------------------------------------------------------------
Label              Westwood Equity Fund (Service Class)            S&P 500 Index
--------------------------------------------------------------------------------
  1     1/94       9600                                            10000
--------------------------------------------------------------------------------
  2     9/94       9514                                            9896
--------------------------------------------------------------------------------
  3     9/95       11944                                           12839
--------------------------------------------------------------------------------
  4     9/96       15090                                           15445
--------------------------------------------------------------------------------

                           Average Annual Total Return
--------------------------------------------------------------------------------
  One Year          Life of Fund
--------------------------------------------------------------------------------
    21.3%              16.6%
--------------------------------------------------------------------------------


  [The following table was represented as a line graph in the printed material.]

--------------------------------------------------------------------------------
        Label                         A                              B
--------------------------------------------------------------------------------
Label              Westwood Balanced Fund (Service Class)   60% S&P Index/40%
                                                            Lehman Bros. Gov't
                                                            Corp. Bond Index
--------------------------------------------------------------------------------
  1     4/93       9600                                     10000
--------------------------------------------------------------------------------
  2     9/93       9809                                     10443
--------------------------------------------------------------------------------
  3     9/94       10751                                    10499
--------------------------------------------------------------------------------
  4     9/95       13081                                    12975
--------------------------------------------------------------------------------
  5     9/96       15550                                    14792
--------------------------------------------------------------------------------

                           Average Annual Total Return
--------------------------------------------------------------------------------
  One Year          Life of Fund
--------------------------------------------------------------------------------
    14.1%              14.6%
--------------------------------------------------------------------------------

Westwood Equity Fund
Portfolio of Investments -- September 30, 1996
================================================================================

   Shares                                                Cost          Value
   ------                                                ----          -----
             COMMON STOCKS -- 90.8%
             AIRLINES -- 1.2%
   16,100    Southwest Airlines Co.................   $  442,945     $  368,287
                                                      ----------     ----------
             AUTO RELATED -- 6.9%
   28,500    Chrysler Corporation .................      812,054        815,813
   14,700    Eaton Corp............................      801,769        887,512
   11,800    Lear Corp.*...........................      429,449        389,400
                                                      ----------     ----------
                                                       2,043,272      2,092,725
                                                      ----------     ----------
             CAPITAL GOODS -- 6.5%
    3,800    Boeing Co.............................      295,591        359,100
   13,000    Fluor Corporation ....................      713,319        799,500
    9,294    Lockheed Martin Corp..................      622,012        837,622
                                                      ----------     ----------
                                                       1,630,922      1,996,222
                                                      ----------     ----------
             CONSUMER PRODUCTS -- 2.7%
   21,900    Anheuser-Busch Cos....................      800,286        823,987
                                                      ----------     ----------
             COMPUTER EQUIPMENT -- 1.1%
    4,400    Dell Computer Corp.*..................      228,405        342,100
                                                      ----------     ----------
             COMPUTER SOFTWARE -- 4.0%
   13,100    Sterling Commerce Inc.*...............      351,548        386,450
   11,100    Sterling Software, Inc.*..............      661,826        847,763
                                                      ----------     ----------
                                                       1,013,374      1,234,213
                                                      ----------     ----------
             ELECTRICAL EQUIPMENT -- 2.8%
   15,000    Berg Electronics Corp.*...............      352,318        408,750
   27,500    Scientific-Atlanta, Inc...............      396,768        436,563
                                                      ----------     ----------
                                                         749,086        845,313
                                                      ----------     ----------
             ENERGY -- 7.9%
   27,000    Baker Hughes, Inc.....................      838,115        820,125
    6,800    Mobil Corporation.....................      764,907        787,100
    8,800    Texaco Inc............................      651,230        809,600
                                                      ----------     ----------
                                                       2,254,252      2,416,825
                                                      ----------     ----------
             FOREST PRODUCTS & PAPER -- 2.7%
   24,300    Boise Cascade Corp....................      881,127        826,200
                                                      ----------     ----------
             HEALTH CARE -- 5.3%
   12,700    American Home Products Inc............      593,087        809,625
   35,900    Tenet Healthcare Corp.*...............      696,412        798,775
                                                      ----------     ----------
                                                       1,289,499      1,608,400
                                                      ----------     ----------
             HOTEL/RESTAURANT MANAGEMENT -- 4.0%
   22,000    American General Hospitality
               Corp................................      401,162        418,000
   14,700    Marriott International Inc............      585,891        810,337
                                                      ----------     ----------
                                                         987,053      1,228,337
                                                      ----------     ----------
             INDUSTRIAL GOODS -- 2.7%
   15,200    PPG Industries, Inc...................      653,602        826,500
                                                      ----------     ----------
             INSURANCE -- 4.9%
    7,100    CIGNA Corp............................      749,225        851,113
   13,200    Conseco, Inc..........................      620,955        650,100
                                                      ----------     ----------
                                                       1,370,180      1,501,213
                                                      ----------     ----------
             MACHINERY -- 3.1%
   18,300    Deere & Company.......................      642,707        768,600
    7,700    Greenfield Industries, Inc............      237,884        184,800
                                                      ----------     ----------
                                                         880,591        953,400
                                                      ----------     ----------
             PHARMACEUTICALS -- 2.8%
   17,700    Genzyme Corp.*........................      405,062        451,350
    6,400    SmithKline Beecham plc-ADR............      334,710        389,600
                                                      ----------     ----------
                                                         739,772        840,950
                                                      ----------     ----------

 Principal/
   Shares
   ------
             RAW MATERIALS -- 7.9%
   13,800    Aluminum Company
               of America..........................      704,813        814,200
    9,200    E. I. du Pont de Nemours
               and Company.........................      697,451        811,900
   19,800    IMC Global Inc........................      789,510        774,675
                                                     -----------    -----------
                                                       2,191,774      2,400,775
                                                     -----------    -----------
             REAL ESTATE INVESTMENT
               TRUSTS (REITS) -- 10.2%
    7,000    Chateau Properties Inc................      175,394        173,250
   20,700    Crescent Real Estate Equities,
               Inc.................................      775,437        851,287
   12,100    Duke Realty Investments Inc...........      356,132        394,763
   14,400    Highwoods Properties Inc..............      374,475        437,400
   12,600    Patriot American Hospitality, Inc.....      359,230        423,675
   25,000    Security Capital Industrial Trust.....      431,250        456,250
   18,300    Security Capital Pacific Trust........      366,597        386,587
                                                     -----------    -----------
                                                       2,838,515      3,123,212
                                                     -----------    -----------
             TECHNOLOGY -- 5.1%
   13,175    Computer Associates
               International, Inc..................      491,463        787,206
    6,300    International Business
               Machines Corporation................      614,118        784,350
                                                     -----------    -----------
                                                       1,105,581      1,571,556
                                                     -----------    -----------
             TELECOMMUNICATIONS -- 2.6%
   16,500    SBC Communications Inc................      818,378        794,063
                                                     -----------    -----------
             TRANSPORTATION -- 1.1%
    6,800    CSX Corporation.......................      329,880        343,400
                                                     -----------    -----------
             UTILITIES -- 5.3%
   21,300    GTE Corporation.......................      821,111        820,050
   35,700    Houston Industries
               Incorporated........................      769,777        789,863
                                                     -----------    -----------
                                                       1,590,888      1,609,913
                                                     -----------    -----------
             TOTAL COMMON STOCKS...................   24,839,382     27,747,591
                                                     -----------    -----------
             CORPORATE BONDS -- 2.9%
             BROADCASTING -- 1.8%
 $575,000    Heritage Media Corporation,
               8.75%, 2/15/2006....................      571,406        552,000
                                                     -----------    -----------
             REAL ESTATE/DEVELOPMENT -- 1.1%
  350,000    Post Apartment Homes L.P.
               7.25%, 10/01/2003...................      348,749        349,125
                                                     -----------    -----------
             TOTAL CORPORATE BONDS.................      920,155        901,125
                                                     -----------    -----------
             U.S. TREASURY OBLIGATIONS -- 8.3%
  200,000    Bills, 12/12/1996.....................      197,964        197,997
  440,000    Notes, 6.25%, 6/30/1998...............      442,100        441,311
1,175,000    Notes, 6.625%, 7/31/2001..............    1,187,135      1,181,568
  450,000    Notes, 6.875%, 5/15/2006..............      449,414        455,152
  250,000    Notes, 7.00%, 7/15/2006...............      250,467        250,467
                                                     -----------    -----------
             TOTAL U.S. TREASURY
               OBLIGATIONS.........................    2,527,080      2,526,495
                                                     -----------    -----------

             TOTAL INVESTMENTS** --
               102.0%                                $28,286,617    $31,175,211
                                                     ===========
             Assets in excess of
               liabilities -- (2.0%)...............                    (612,258)
                                                                    -----------
             NET ASSETS -- 100.0%..................                 $30,562,953
                                                                    ===========

*   Non-Income producing.
**  The cost of securities for Federal income tax purposes is $28,298,646.

                 See accompanying notes to financial statements.

Westwood Intermediate Bond Fund
Portfolio of Investments -- September 30, 1996
================================================================================

 Principal                                               Cost          Value
 ---------                                               ----          -----
             ASSET BACKED SECURITIES -- 7.6%
 $100,000    Ford Credit Auto Loan Master
               Trust, 6.50%, 8/15/2002 ............  $    99,609    $    99,375
  125,000    Green Tree Financial Trust
               6.45%, 7/15/2026 ...................      125,000        124,937
   84,144    GMAC Grantor Trust, 7.15%,
               3/15/2000 ..........................       84,118         84,985
   65,493    Old Stone Credit Corp. 5.15%,
               9/15/2008 ..........................       65,421         62,382
   50,000    Premier Auto Trust 1994-4,
               6.45%, 05/02/1998...................       49,316         50,235
                                                     -----------    -----------
             TOTAL ASSET BACKED
               SECURITIES..........................      423,464        421,914
                                                     -----------    -----------
             CORPORATE OBLIGATIONS -- 46.7%
             AUTO RELATED -- 1.0%
   50,000    Eaton Corp., 8.90%, 8/15/2006 ........       56,444         55,875
                                                     -----------    -----------
             BROADCASTING -- 1.7%
  100,000    Heritage Media Corporation,
               8.75%, 2/15/2006....................       99,375         96,000
                                                     -----------    -----------
             CAPITAL GOODS -- 7.2%
  125,000    Boeing Co., 8.75%, 9/15/2031 .........      147,626        143,187
   50,000    Lockheed Martin Corp. 6.625%,
               6/15/1998 ..........................       49,994         50,188
  200,000    Lockheed Martin Corp. 6.85%,
               5/15/2001 ..........................      199,838        199,750
                                                     -----------    -----------
                                                         397,458        393,125
                                                     -----------    -----------
             ENTERTAINMENT -- 4.5%
  125,000    Time Warner Inc., 7.95%,
               2/01/2000 ..........................      130,644        128,125
  125,000    Viacom Inc., 7.75%,
               6/01/2005 ..........................      121,561        120,938
                                                     -----------    -----------
                                                         252,205        249,063
                                                     -----------    -----------
             FINANCIAL SERVICES -- 8.6%
  125,000    General Motors Acceptance Corp.,
               6.625%, 10/01/2002..................      124,775        122,188
  100,000    Olympic Financial Ltd. 13.00%
               5/01/2000 ..........................      109,216        112,500
  140,000    Salomon Inc., 5.44%,
               1/13/1997 ..........................      139,738        139,902
  100,000    Societe Generale (NY) 7.40%,
               6/01/2006 ..........................       99,792        100,250
                                                     -----------    -----------
                                                         473,521        474,840
                                                     -----------    -----------
             FOREST PRODUCTS & PAPER -- 2.0%
  100,000    Boise Cascade Corp.,9.45%,
               11/01/2009..........................      106,778        112,000
                                                     -----------    -----------
             HEALTHCARE -- 2.4%
  140,000    Health Care Property Investors
               Inc., 6.50%, 2/15/2006..............      138,946        130,200
                                                     -----------    -----------
             INDUSTRIAL GOODS -- 10.2%
  150,000    ITT Corporation 6.25%,
               11/15/2000..........................      149,490        146,063
  100,000    JCAC Inc., 10.125%, 6/15/2006               100,000        103,250
  100,000    News America Holdings Inc.,
               12.00%, 12/15/2001..................      110,699        107,125
  200,000    WMX Technologies Inc. 7.125%,
               6/15/2001 ..........................      199,764        201,500
                                                     -----------    -----------
                                                         559,953        557,938
                                                     -----------    -----------
             RAW MATERIALS -- 1.0%
   50,000    E.I. du Pont de Nemours and
               Company 9.15%,
               4/15/2000 ..........................       53,468         53,875
                                                     -----------    -----------
             REAL ESTATE/DEVELOPMENT -- 3.4%
  185,000    Post Apartments Homes L.P.,
               7.25%, 10/01/2003...................      184,339        184,537
                                                     -----------    -----------
             RETAIL -- 2.0%
  100,000    Federated Department Stores Inc.,
               10.00%, 2/15/2001...................      107,168        108,375
                                                     -----------    -----------
             TELECOMMUNICATIONS -- 2.7%
  150,000    Lucent Technologies, Inc.,
               7.25%, 7/15/2006....................      149,685        150,937
                                                     -----------    -----------
             TOTAL CORPORATE
               OBLIGATIONS.........................    2,579,340      2,566,765
                                                     -----------    -----------
             U.S. GOVERNMENT  AGENCY OBLIGATIONS -- 2.4%
  125,000    Federal National Mortgage
               Association, 7.20%,
               7/25/2025 ..........................      126,595        125,712
                                                     -----------    -----------
             U.S. TREASURY OBLIGATIONS -- 37.2%
   35,000    Bonds, 8.75%, 5/15/2017 ..............       36,730         41,391
   55,000    Bonds, 8.125%, 8/15/2019 .............       54,220         61,490
  440,000    Bonds, 7.625% 2/15/2025 ..............      498,547        472,230
  625,000    Notes, 6.25%, 6/30/1998 ..............      627,974        626,853
  125,000    Notes, 7.75%, 11/30/1999 .............      126,971        130,001
  190,000    Notes, 7.125%, 2/29/2000 .............      200,936        194,321
  125,000    Notes, 7.00%, 7/15/2006 ..............      128,942        128,942
  315,000    Notes, 6.625%, 7/31/2001 .............      317,982        316,761
   75,000    Notes, 6.50%, 5/15/2005 ..............       77,322         74,071
                                                     -----------    -----------
             TOTAL U.S. TREASURY
               OBLIGATIONS.........................    2,069,624      2,046,060
                                                     -----------    -----------

             TOTAL INVESTMENTS** --
               93.9% ..............................  $ 5,199,023    $ 5,160,451
                                                     ===========
             Other assets,
               less liabilities -- 6.1% ...........                     335,242
                                                                    -----------

             NET ASSETS -- 100%....................                 $ 5,495,693
                                                                    ===========

** The cost of securities for Federal income tax purposes is substantially the same.

                 See accompanying notes to financial statements.

Westwood Balanced Fund
Portfolio of Investments -- September 30, 1996
================================================================================

   Shares                                                Cost          Value
   ------                                                ----          -----
             COMMON STOCKS -- 60.3%
             AIRLINES -- 0.8%
   11,600    Southwest Airlines Co.................  $   332,345    $   265,350
                                                     -----------    -----------
             AUTO RELATED -- 4.4%
   20,800    Chrysler Corporation..................      576,791        595,400
   10,200    Eaton Corp............................      550,604        615,825
    8,900    Lear Corp.*...........................      312,300        293,700
                                                     -----------    -----------
                                                       1,439,695      1,504,925
                                                     -----------    -----------
             CAPITAL GOODS -- 4.4%
    3,300    Boeing Co.............................      234,868        311,850
    9,700    Fluor Corporation.....................      527,620        596,550
    6,827    Lockheed Martin Corp..................      377,665        615,283
                                                     -----------    -----------
                                                       1,140,153      1,523,683
                                                     -----------    -----------
             CONSUMER PRODUCTS -- 1.8%
   16,400    Anheuser-Busch Cos....................      600,004        617,050
                                                     -----------    -----------
             COMPUTER EQUIPMENT -- 0.8%
    3,300    Dell Computer Corp.*..................      133,418        256,575
                                                     -----------    -----------
             COMPUTER SOFTWARE -- 2.6%
    9,400    Sterling Commerce Inc.*...............      253,491        277,300
    8,300    Sterling Software, Inc................      464,509        633,913
                                                     -----------    -----------
                                                         718,000        911,213
                                                     -----------    -----------
             ELECTRICAL EQUIPMENT -- 1.9%
   11,300    Berg Electronics Corp.*...............      265,304        307,925
   20,800    Scientific-Atlanta, Inc...............      300,198        330,200
                                                     -----------    -----------
                                                         565,502        638,125
                                                     -----------    -----------
             ENERGY -- 5.3%
   20,300    Baker Hughes, Inc.....................      634,738        616,612
    5,000    Mobil Corporation.....................      560,710        578,750
    6,600    Texaco Inc............................      487,862        607,200
                                                     -----------    -----------
                                                       1,683,310      1,802,562
                                                     -----------    -----------
             FOREST PRODUCTS & PAPER -- 1.8%
   18,300    Boise Cascade Corp....................      660,807        622,200
                                                     -----------    -----------
             HEALTH CARE -- 3.4%
    9,400    American Home Products Inc............      422,180        599,250
   25,600    Tenet Healthcare Corp.*...............      483,146        569,600
                                                     -----------    -----------
                                                         905,326      1,168,850
                                                     -----------    -----------
             HOTEL/RESTAURANT MANAGEMENT -- 2.6%
   16,500    American General Hospitality
               Corp................................      301,093        313,500
   10,600    Marriott International Inc............      416,506        584,325
                                                     -----------    -----------
                                                         717,599        897,825
                                                     -----------    -----------
             INDUSTRIAL GOODS -- 1.8%
   11,400    PPG Industries, Inc...................      499,460        619,875
                                                     -----------    -----------
             INSURANCE -- 3.2%
    5,000    CIGNA Corp............................      525,927        599,375
    9,900    Conseco, Inc..........................      465,672        487,575
                                                     -----------    -----------
                                                         991,599      1,086,950
                                                     -----------    -----------
             MACHINERY -- 2.1%
   14,200    Deere & Company.......................      473,771        596,400
    5,800    Greenfield Industries, Inc............      147,036        139,200
                                                     -----------    -----------
                                                         620,807        735,600
                                                     -----------    -----------

 Principal/
   Shares
   ------
             PHARMACEUTICALS -- 1.8%
   13,200    Genzyme Corp.*........................      302,838        336,600
    5,000    SmithKline Beecham
               plc-ADR.............................      260,705        304,375
                                                     -----------    -----------
                                                         563,543        640,975
                                                     -----------    -----------
             RAW MATERIALS -- 5.2%
   10,400    Aluminum Company of
               America.............................      527,107        613,600
    6,800    E.I. du Pont de Nemours and
               Company.............................      513,149        600,100
   14,900    IMC Global Inc........................      597,597        582,963
                                                     -----------    -----------
                                                       1,637,853      1,796,663
                                                     -----------    -----------
             REAL ESTATE INVESTMENT TRUSTS -- 7.1%
    5,200    Chateau Properties Inc................      130,227        128,700
   15,600    Crescent Real Estate Equities, Inc....      582,094        641,550
    9,100    Duke Realty Investments Inc...........      268,148        296,888
   12,800    Highwoods Properties Inc..............      338,675        388,800
    9,500    Patriot American Hospitality, Inc.....      269,010        319,437
   20,000    Security Capital Industrial Trust.....      345,000        365,000
   13,600    Security Capital Pacific Trust........      276,759        287,300
                                                     -----------    -----------
                                                       2,209,913      2,427,675
                                                     -----------    -----------
             TECHNOLOGY -- 3.3%
    9,475    Computer Associates
               International, Inc..................      381,461        566,131
    4,700    International Business Machines
               Corporation.........................      458,726        585,150
                                                     -----------    -----------
                                                         840,187      1,151,281
                                                     -----------    -----------
             TELECOMMUNICATIONS -- 1.7%
   12,300    SBC Communications Inc................      606,016        591,937
                                                     -----------    -----------
             TRANSPORTATION -- 0.8%
    5,200    CSX Corporation.......................      247,807        262,600
                                                     -----------    -----------
             UTILITIES -- 3.5%
   16,000    GTE Corporation.......................      606,963        616,000
   26,100    Houston Industries Incorporated.......      562,540        577,463
                                                     -----------    -----------
                                                       1,169,503      1,193,463
                                                     -----------    -----------
             TOTAL COMMON STOCKS...................   18,282,847     20,715,377
                                                     -----------    -----------
             ASSET BACKED SECURITIES -- 3.1%
 $169,000    EQCC Home Equity 93-2a,
               5.15%, 9/15/2008....................      164,405        165,709
  230,000    Ford Credit Auto Loan Master
               Trust, 6.50%, 8/15/2002.............      227,851        228,563
  126,216    GMAC Grantor Trust, 7.15%,
               3/15/2000 ..........................      126,176        127,478
  375,000    Green Tree Financial Trust
               6.45%, 7/15/2026....................      375,000        374,812
   21,831    Old Stone Credit Corp., 5.15%,
               9/15/2008 ..........................       21,807         20,794
  150,000    Premier Auto Trust 1994-4,
               6.45%, 05/02/1998...................      148,776        150,704
                                                     -----------    -----------
             TOTAL ASSET BACKED
               SECURITIES..........................    1,064,015      1,068,060
                                                     -----------    -----------

                 See accompanying notes to financial statements.

Westwood Balanced Fund
Portfolio of Investments -- September 30, 1996 (Continued)
================================================================================

 Principal                                               Cost          Value
 ---------                                               ----          -----
             CORPORATE OBLIGATIONS -- 15.2%
             AUTO RELATED -- 0.2%
 $ 50,000    Eaton Corp., 8.90%,
               8/15/2006 ..........................  $    56,443    $    55,875
                                                     -----------    -----------
             BROADCASTING -- 0.8%
  300,000    Heritage Media Corporation,
               8.75%, 2/15/2006....................      298,125        288,000
                                                     -----------    -----------
             CAPITAL GOODS -- 1.8%
  250,000    Boeing Co., 8.75%, 9/15/2031 .........      295,252        286,375
  150,000    Lockheed Martin Corp,.
               6.625%, 6/15/1998...................      149,983        150,563
  175,000    Lockheed Martin Corp,.
               6.85%, 5/15/2001....................      174,858        174,781
                                                     -----------    -----------
                                                         620,093        611,719
                                                     -----------    -----------
             ENERGY -- 0.3%
  100,000    Texaco Capital, 9.00%,
               11/15/1997..........................      102,708        102,930
                                                     -----------    -----------
             ENTERTAINMENT -- 1.3%
  225,000    Time Warner Inc.,
               7.95%, 2/01/2000....................      235,159        230,625
  260,000    Viacom Inc., 7.75%, 6/1/2005..........      252,847        251,550
                                                     -----------    -----------
                                                         488,006        482,175
                                                     -----------    -----------
             FINANCIAL SERVICES -- 4.1%
  145,000    General Motors Acceptance
               Corporation, 6.625%,
               10/01/2002..........................      144,739        141,738
  200,000    Olympic Financial Auto Loan,
               6.30%, 1/15/2000....................      199,913        200,750
  300,000    Olympic Financial Ltd.,
               13.00%, 5/1/2000....................      327,648        337,500
  480,000    Salomon Inc., 5.44%,
               1/13/1997 ..........................      479,101        479,664
  250,000    Societe Generale (NY)
               7.40%, 6/01/2006....................      249,481        250,625
                                                     -----------    -----------
                                                       1,400,882      1,410,277
                                                     -----------    -----------
             FOREST PRODUCTS & PAPERS -- 0.3%
  100,000    Boise Cascade Corp., 9.45%,
               11/01/2009..........................      106,778        112,000
                                                     -----------    -----------
             HEALTH CARE-- 0.6%
  210,000    Health Care Property Investors Inc.,
               6.50%, 2/15/2006....................      207,633        195,300
                                                     -----------    -----------
             INDUSTRIAL GOODS-- 2.6%
  100,000    E.I. du Pont de Nemours and
               Company 9.15%,
               4/15/2000...........................      106,935        107,750
  370,000    ITT Corporation, 6.25%,
               11/15/2000..........................      362,816        360,287
  150,000    JCAC, Inc. 10.125%, 6/15/2006.........      150,000        154,875
  275,000    WMX Technologies Inc.
               7.125%, 6/15/2001...................      274,676        277,063
                                                     -----------    -----------
                                                         894,427        899,975
                                                     -----------    -----------
             REAL ESTATE / DEVELOPMENT-- 1.5%
  500,000    Post Apartment Homes L.P.,
               7.25%, 10/01/2003...................      498,213        498,750
                                                     -----------    -----------
             RETAIL  -- 0.3%
  100,000    Federated Department Stores Inc.,
               10.00%, 2/15/2001...................      107,168        108,375
                                                     -----------    -----------
             TELECOMMUNICATIONS -- 0.8%
  270,000    Lucent Technologies Inc.,
               7.25%, 7/15/2006....................      269,433        271,688
                                                     -----------    -----------
             TEXTILES -- 0.6%
  200,000    V.F. Corporation 6.625%,
               3/15/2003 ..........................      186,913        193,500
                                                     -----------    -----------
             TOTAL CORPORATE
               OBLIGATIONS.........................    5,236,822      5,230,564
                                                     -----------    -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%
  130,000    Federal National Mortgage
               Association, 7.20%,
               7/25/2025 ..........................      131,658        130,741
                                                     -----------    -----------
             U.S. TREASURY OBLIGATIONS-- 21.1%
  300,000    Bills, 12/12/1996...... ..............      296,947        296,995
  125,000    Bonds, 8.75%, 5/15/2017 ..............      131,179        147,824
  105,000    Bonds, 7.125%, 2/15/2023 .............      107,161        105,733
  420,000    Bonds, 7.625%, 2/15/2025 .............      486,948        450,765
  155,000    Bonds, 6.875%, 8/15/2025 .............      169,929        152,498
  200,000    Notes, 4.750%, 2/15/1997 .............      199,417        199,472
1,900,000    Notes, 6.25%, 6/30/1998 ..............    1,906,845      1,905,662
  230,000    Notes, 7.125%, 2/29/2000 .............      243,148        235,230
1,690,000    Notes, 6.625%, 7/31/2001 .............    1,714,237      1,699,447
  125,000    Notes, 6.25%, 2/15/2003 ..............      127,072        122,918
  200,000    Notes, 7.50%, 2/15/2005 ..............      223,510        210,368
  275,000    Notes, 6.50%, 8/15/2005 ..............      286,338        271,342
   90,000    Notes, 5.875%, 11/15/2005 ............       88,712         84,985
  500,000    Notes, 5.625%, 2/15/2006 .............      458,103        463,985
  695,000    Notes, 6.875%, 5/15/2006 .............      698,122        702,520
  195,000    Notes, 7.00%, 7/15/2006 ..............      201,150        201,150
                                                     -----------    -----------
             TOTAL U.S. TREASURY
               OBLIGATIONS.........................    7,338,818      7,250,894
                                                     -----------    -----------
             TOTAL INVESTMENTS** --
               100.1% .............................  $32,054,160    $34,395,636
                                                     ===========

             Liabilities in excess of other
               assets -- 0.1%......................                     (21,857)
                                                                    -----------

             NET ASSETS -- 100.0%..................                 $34,373,779
                                                                    ===========

*   Non-Income producing.
** The cost of securities for Federal income tax purposes is $32,081,932. ADR -- American Depository Receipts.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Statement of Assets and Liabilities
September 30, 1996
================================================================================

                                                                 Equity        Intermediate       Balanced
                                                                  Fund           Bond Fund          Fund
                                                               -----------     ------------      -----------
ASSETS
Investments in securities at value (cost $28,286,617,
  $5,199,023 and $32,054,160, respectively) .................  $31,175,211      $ 5,160,451      $34,395,636
Cash ........................................................       41,240          245,195          343,099
Receivable for investments sold .............................      477,888          714,063          343,978
Dividends and interest receivable ...........................       84,016           80,372          217,418
Receivable for fund shares sold .............................       57,467             --            157,602
Prepaid expenses ............................................        3,867            1,188            1,760
Receivable from Adviser (Note 3) ............................         --             21,511             --
                                                               -----------      -----------      -----------
    Total Assets ............................................   31,839,689        6,222,780       35,459,493
                                                               -----------      -----------      -----------

LIABILITIES
Payable for fund shares redeemed ............................         --               --            131,058
Payable for securities purchased ............................    1,168,249          700,000          854,743
Advisory fee payable (Note 3) ...............................       36,548             --             32,532
Distribution expense payable (Note 3) .......................       12,068            2,345           13,555
Other accrued expenses ......................................       59,871           24,742           53,826
                                                               -----------      -----------      -----------
    Total Liabilities .......................................    1,276,736          727,087        1,085,714
                                                               -----------      -----------      -----------
NET ASSETS ..................................................  $30,562,953      $ 5,495,693      $34,373,779
                                                               ===========      ===========      ===========
Net Assets Consist of:
Capital Stock ...............................................  $     3,980      $       556      $     3,543
Additional paid-in capital ..................................   23,699,157        6,129,232       29,784,739
Accumulated undistributed net investment income .............      199,066              466              472
Accumulated undistributed realized gain (loss) on investments    3,772,156         (595,989)       2,243,549
Unrealized appreciation (depreciation) on investments .......    2,888,594          (38,572)       2,341,476
                                                               -----------      -----------      -----------
Net Assets ..................................................  $30,562,953      $ 5,495,693      $34,373,779
                                                               ===========      ===========      ===========

SHARES OF BENEFICIAL INTEREST
Retail Class:
Shares of beneficial interest outstanding ...................    3,821,259          556,345        2,385,267
                                                               ===========      ===========      ===========
Net Asset Value, offering and redemption price per share ....  $      7.68      $      9.88      $      9.71
                                                               ===========      ===========      ===========
Service Class:
Shares of beneficial interest outstanding ...................      158,838                         1,157,663
                                                               ===========                       ===========
Net Asset Value and redemption price per share ..............  $      7.69                       $      9.69
                                                               ===========                       ===========
Maximum offering price per share ($7.69/.96
  and $9.69/.96, respectively) ..............................  $      8.01                       $     10.09
                                                               ===========                       ===========

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Statement of Operations
For the year ended September 30, 1996
================================================================================

                                                                 Equity        Intermediate       Balanced
                                                                  Fund           Bond Fund          Fund
                                                               -----------     ------------      -----------
Investment Income:
  Interest ..................................................  $   137,251      $   338,223      $   619,105
  Dividends .................................................      432,508             --            314,462
                                                               -----------      -----------      -----------
                                                                   569,759          338,223          933,567
                                                               -----------      -----------      -----------

Expenses:
  Advisory (Note 3) .........................................      214,970           31,128          178,593
  Audit & Tax ...............................................       33,000           10,644           30,000
  Shareholder services ......................................       26,378           12,975           34,966
  Legal .....................................................       20,704           11,834           27,819
  Custody ...................................................       14,611            7,160           16,727
  Reports to shareholders ...................................        4,360            2,343           12,708
  Registration ..............................................       22,345           16,215           17,130
  Trustee ...................................................        6,163            4,260            6,485
  Distribution-- Retail class (Note 3) ......................       53,172           13,086           46,711
  Distribution-- Service class (Note 3) .....................        2,102             --             35,811
  Amortization of organizational expenses ...................         --              7,657            8,158
  Miscellaneous .............................................        9,306           10,250           15,097
                                                               -----------      -----------      -----------
    Total expenses before waivers ...........................      407,111          127,552          430,205
    Less expenses waived/reimbursed by Adviser ..............      (82,555)         (70,821)         (93,020)
                                                               -----------      -----------      -----------
    Net expenses ............................................      324,556           56,731          337,185
                                                               -----------      -----------      -----------
Net investment income .......................................      245,203          281,492          596,382
                                                               -----------      -----------      -----------

Net realized gain on investments ............................    3,776,460           92,155        2,402,768
Change in unrealized appreciation (depreciation)
  of investments ............................................      732,252         (143,346)         761,337
                                                               -----------      -----------      -----------
Net realized and unrealized gain (loss) on investments.......    4,508,712          (51,191)       3,164,105
                                                               -----------      -----------      -----------
Net increase in net assets resulting from operations ........  $ 4,753,915      $   230,301      $ 3,760,487
                                                               ===========      ===========      ===========

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Westwood Equity Fund
Statement of Changes in Net Assets
================================================================================

                                                                                    For the            For the
                                                                                   Year ended         Year ended
                                                                                  September 30,      September 30,
                                                                                      1996               1995
                                                                                  -------------      -------------
Operations:
  Net investment income ........................................................  $    245,203       $     90,652
  Net realized gain on investments .............................................     3,776,460          1,225,125
  Change in unrealized appreciation of investments .............................       732,252          1,610,313
                                                                                  ------------       ------------
Net increase in net assets resulting from operations ...........................     4,753,915          2,926,090
                                                                                  ------------       ------------
Dividends to shareholders from net investment income:
  Retail Class .................................................................      (136,789)          (110,241)
  Service Class ................................................................          --               (1,473)
                                                                                  ------------       ------------
                                                                                      (136,789)          (111,714)
                                                                                  ------------       ------------
Distributions to shareholders from net realized gain on investments:
  Retail Class .................................................................    (1,203,822)          (364,338)
  Service Class ................................................................        (4,738)            (6,782)
                                                                                  ------------       ------------
                                                                                    (1,208,560)          (371,120)
                                                                                  ------------       ------------
  Decrease in net assets resulting from distributions to shareholders ..........    (1,345,349)          (482,834)
                                                                                  ------------       ------------
Capital Share Transactions:
  Proceeds from sales of shares:
      Retail Class .............................................................    13,671,023          4,912,943
      Service Class ............................................................     1,193,888             56,081
                                                                                  ------------       ------------
                                                                                    14,864,911          4,969,024
                                                                                  ------------       ------------
  Net asset value of shares issued to shareholders upon reinvestment of dividends and distributions:
      Retail Class .............................................................     1,328,732            464,553
      Service Class ............................................................         4,738              8,255
                                                                                  ------------       ------------
                                                                                     1,333,470            472,808
                                                                                  ------------       ------------
  Net asset value of shares redeemed:
      Retail Class .............................................................    (3,924,009)        (1,534,515)
      Service Class ............................................................       (91,065)          (270,255)
                                                                                  ------------       ------------
                                                                                    (4,015,074)        (1,804,770)
                                                                                  ------------       ------------
  Net increase in net assets from capital share transactions ...................    12,183,307          3,637,062
                                                                                  ------------       ------------
Total increase in net assets ...................................................    15,591,873          6,080,318
Net Assets:
  Beginning of period ..........................................................    14,971,080          8,890,762
                                                                                  ------------       ------------
  End of period (including undistributed net investment
    income of $199,066 and $90,652 respectively) ...............................  $ 30,562,953       $ 14,971,080
                                                                                  ============       ============

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Westwood Intermediate Bond Fund
Statement of Changes in Net Assets
================================================================================

                                                                                    For the            For the
                                                                                   Year ended         Year ended
                                                                                  September 30,      September 30,
                                                                                      1996               1995
                                                                                  -------------      -------------
Operations:
  Net investment income ........................................................  $    281,492       $    254,052
  Net realized gain (loss) on investments ......................................        92,155           (136,574)
  Change in unrealized appreciation (depreciation) of investments ..............      (143,346)           347,515
                                                                                  ------------       ------------
Net increase in net assets resulting from operations ...........................       230,301            464,993
                                                                                  ------------       ------------
Dividends to shareholders from net investment income:
  Retail Class .................................................................      (281,492)          (253,798)
  Service Class ................................................................          --                 (254)
                                                                                  ------------       ------------
                                                                                      (281,492)          (254,052)
                                                                                  ------------       ------------
Capital Share Transactions:
  Proceeds from sales of shares:
      Retail Class .............................................................     1,825,411          1,686,246
      Service Class ............................................................          --                   77
                                                                                  ------------       ------------
                                                                                     1,825,411          1,686,323
                                                                                  ------------       ------------
  Net asset value of shares issued to shareholders upon reinvestment of dividends and distributions:
      Retail Class .............................................................       184,446            213,072
      Service Class ............................................................          --                  254
                                                                                  ------------       ------------
                                                                                       184,446            213,326
                                                                                  ------------       ------------
  Net asset value of shares redeemed:
      Retail Class .............................................................    (1,192,260)        (4,720,785)
      Service Class ............................................................          --              (75,949)
                                                                                  ------------       ------------
                                                                                    (1,192,260)        (4,796,734)
                                                                                  ------------       ------------
  Net increase (decrease) in net assets from capital share transactions ........       817,597         (2,897,085)
                                                                                  ------------       ------------
Total increase (decrease) in net assets ........................................       766,406         (2,686,144)
Net Assets:
  Beginning of period ..........................................................     4,729,287          7,415,431
                                                                                  ------------       ------------
  End of period (Including undistributed net investment
    income of $466 and $466, respectively) .....................................  $  5,495,693       $  4,729,287
                                                                                  ============       ============

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Westwood Balanced Fund
Statement of Changes in Net Assets
================================================================================

                                                                                    For the            For the
                                                                                   Year ended         Year ended
                                                                                  September 30,      September 30,
                                                                                      1996               1995
                                                                                  -------------      -------------
Operations:
  Net investment income ........................................................  $    596,382       $    302,189
  Net realized gain on investments .............................................     2,402,768            765,282
  Change in unrealized appreciation of investments .............................       761,337          1,452,907
                                                                                  ------------       ------------
Net increase in net assets resulting from operations ...........................     3,760,487          2,520,378
                                                                                  ------------       ------------
Dividends to shareholders from net investment income:
  Retail Class .................................................................      (388,690)          (127,208)
  Service Class ................................................................      (207,865)          (174,988)
                                                                                  ------------       ------------
                                                                                      (596,555)          (302,196)
                                                                                  ------------       ------------
Distributions to shareholders from net realized gain on investments:
  Retail Class .................................................................      (136,634)              --
  Service Class ................................................................      (108,437)              --
                                                                                  ------------       ------------
                                                                                      (245,071)              --
                                                                                  ------------       ------------
  Decrease in net assets resulting from distributions to shareholders ..........      (841,626)          (302,196)
                                                                                  ------------       ------------
Capital Share Transactions:
  Proceeds from sales of shares:
      Retail Class .............................................................    16,778,536          3,974,656
      Service Class ............................................................     4,707,239            382,695
                                                                                  ------------       ------------
                                                                                    21,485,775          4,357,351
                                                                                  ------------       ------------
  Net asset value of shares issued to shareholders upon reinvestment of dividends and distributions:
      Retail Class .............................................................       501,337            117,015
      Service Class ............................................................       276,240            157,008
                                                                                  ------------       ------------
                                                                                       777,577            274,023
                                                                                  ------------       ------------
  Net asset value of shares redeemed:
      Retail Class .............................................................    (2,761,202)        (1,156,706)
      Service Class ............................................................    (2,171,662)        (5,459,031)
                                                                                  ------------       ------------
                                                                                    (4,932,864)        (6,615,737)
                                                                                  ------------       ------------
  Net increase (decrease) in net assets from capital share transactions ........    17,330,488         (1,984,363)
                                                                                  ------------       ------------
Total increase in net assets ...................................................    20,249,349            233,819
Net Assets:
  Beginning of period ..........................................................    14,124,430         13,890,611
                                                                                  ------------       ------------
  End of period (including undistributed net investment
    income of $473 and $645, respectively) .....................................  $ 34,373,779       $ 14,124,430
                                                                                  ============       ============

                See accompanying notes to financial statements

THE WESTWOOD FUNDS
Notes to Financial Statements
================================================================================

    Note 1 -- Description. The Westwood Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of four separate investment portfolios: Westwood Equity Fund, Westwood Intermediate Bond Fund, Westwood Balanced Fund (collectively, the "Funds") and Westwood Cash Management Fund, each with two (2) classes of shares known as the Service Class and the Retail Class (formerly the "Institutional Class"). Westwood Cash Management Fund has not commenced operations. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class with the exception of the Cash Management Fund. Effective November 8, 1994, all shares in the Service Class of Intermediate Bond Fund were redeemed. No such shares were outstanding at September 30, 1996, although such shares are available for sale.

    Note 2-- Significant Accounting Policies. The following is a summary of the significant accounting policies followed by the Funds.

    (a) Portfolio Valuation. Investments in securities (including options and financial futures) are valued at the last sale price on the securities exchange on which such securities are primarily traded or, if there are no trades, at the current bid price as of 4:15 p.m. eastern time. Over-the-counter securities, or securities for which there were no transactions, are valued at the bid price. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

    (b) Securities transactions and investment income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily.

    (c) Distributions to shareholders. Dividends from net investment income are declared and paid annually for the Equity Fund and quarterly for the Balanced Fund. The Intermediate Bond Fund declares dividends of such income daily and pays those dividends monthly. Distributions of net realized gains are normally declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ with generally accepted accounting principles. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment; temporary differences do not require a reclassification.

    (d) Federal income taxes. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

    (e) Organizational expenses. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds, which were purchased by Furman Selz, are redeemed, the appropriate Fund will be reimbursed for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption. As of September 30, 1996 all such costs have been amortized.

THE WESTWOOD FUNDS
Notes to Financial Statements (unaudited)(continued)
================================================================================

    (f) Determination of net asset value and calculation of expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the Class incurring the expense. (g) Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

    Note 3 -- Investment Advisory, Administrative and Other Transactions with Affiliates. As compensation for its services and related expenses, the Trust pays the Adviser a fee computed daily and payable monthly in an amount equal on an annualized basis to 1.00% for the Equity Fund, .60% for the Intermediate Bond Fund and .75% for the Balanced Fund of each Fund's daily average net asset value. For the fiscal year ended September 30, 1996, the adviser was entitled to fees of $214,970, $31,128, $178,593 for the Equity, Intermediate Bond and Balanced Funds, respectively. For the fiscal year ended September 30, 1996, the adviser waived fees of $82,555, $31,128 and $93,020, respectively. Additionally, the Adviser has voluntarily agreed to reimburse the Funds in the event the Funds' annual expenses exceed certain prescribed limits. As of September 30, 1996, the Adviser expects to reimburse the Intermediate Bond Fund in the amount of $39,693.

    Gabelli & Company, an indirect subsidiary of Gabelli Funds, Inc. serves as distributor of the Funds. On September 30, 1994 the Funds' shareholders approved a Plan of Distribution (the "Plan") for the Retail Class of shares pursuant to Rule 12b-1. The Plan authorizes payment by the Funds to reimburse Gabelli & Company in connection with the distribution of its Retail Class shares at an annual rate of up to .25% of the average daily net assets. For the year ended September 30, 1996, the Fund incurred distribution expenses in the amounts of $53,172, $13,086, $46,711 for the Retail Class of the Equity, Intermediate Bond and Balanced Funds, respectively. Under the Distribution Plan and Agreement (the "Plan") for the Service Class, each Fund may reimburse Gabelli & Company on a monthly basis for cost and expenses in connection with the distribution and marketing of Service Class shares. This distribution expense is subject to a maximum limit of 0.35% per annum of the average daily net assets of the Service Class of the Intermediate Bond Fund and 0.50% per annum of the Service Class of the Equity and Balanced Funds. The Funds, with respect to the Service Class, incurred distribution costs and expenses of $2,102 in the Equity Fund and $35,811 in the Balanced Fund, for the year ended September 30, 1996. There were no service class shares outstanding during the year ended September 30, 1996 for the Intermediate Bond Fund. Subject to Board of Trustees approval, distribution expenses related to the Retail Class shares incurred by Gabelli & Company, totalling $53,178 for the Equity Fund, $14,391 for the Intermediate Bond Fund and $438,838 for the Balanced Fund, which are in excess of the Retail Class .25% limitation may be recovered from the Funds in future periods.

THE WESTWOOD FUNDS
Notes to Financial Statements (continued)
================================================================================

    Note 4 -- Securities Transactions.

    (a) Purchase and sale transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended September 30, 1996 were as follows:

                                Common Stocks & Bonds         U.S. Government Obligations
                                ---------------------         ---------------------------
                                Purchases        Sales          Purchases        Sales
                                ---------        -----          ---------        -----
Equity Fund ................  $30,343,332    $19,364,044      $ 4,684,605    $ 2,360,375
Intermediate Bond Fund .....   10,966,399      9,712,138        5,297,438      5,750,904
Balanced Fund ..............   30,059,292     16,911,645       13,126,585      8,733,765

    (b) Federal income tax basis. Gross unrealized appreciation and depreciation on investment securities at September 30, 1996 based on cost for Federal income tax purposes, is as follows:

                                      Gross           Gross                  Net
                                    Unrealized      Unrealized            Unrealized
                                   Appreciation    Depreciation    Appreciation/Depreciation
                                   ------------    ------------    -------------------------
Equity Fund ..................     $ 3,183,595     $  (307,030)         $ 2,876,565
Intermediate Bond Fund .......          34,121         (72,693)             (38,572)
Balanced Fund ................       2,635,406        (321,702)           2,313,704

    Note 5 -- Capital Share Transactions. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                                      Year Ended September 30, 1996               Year Ended September 30, 1995
                                                      -----------------------------               -----------------------------
                                                   Equity     Intermediate    Balanced         Equity     Intermediate    Balanced
                                                    Fund       Bond Fund        Fund            Fund       Bond Fund        Fund
                                                    ----       ---------        ----            ----       ---------        ----
Retail Class
Shares sold ...................................   1,899,542       184,406     1,807,225         858,260       175,874       521,381
Shares issued in reinvestment of net investment
  income and capital gain distributions .......     204,420        18,608        54,134          89,682        22,119        15,004
Shares redeemed ...............................    (542,403)     (120,336)     (292,132)       (257,845)     (498,753)     (152,905)
                                                 ----------    ----------    ----------      ----------    ----------    ----------
Net increase (decrease) in shares .............   1,561,559        82,678     1,569,227         690,097      (300,760)      383,480
                                                 ==========    ==========    ==========      ==========    ==========    ==========

Service Class
Shares sold ...................................     160,373          --         509,146          10,462             8        52,541
Shares issued in reinvestment of net investment
  income and capital gain distributions .......         726          --          30,203           1,596            27        20,705
Shares redeemed ...............................     (12,695)         --        (235,513)        (47,926)       (8,102)     (742,089)
                                                 ----------    ----------    ----------      ----------    ----------    ----------
Net increase (decrease) in shares .............     148,404          --         303,836         (35,868)       (8,067)     (668,843)
                                                 ==========    ==========    ==========      ==========    ==========    ==========

    Note 6 -- Federal Income Tax Carryforwards. At October 1, 1995 the Westwood Intermediate Bond Fund had a capital loss carryforward of $621,434, of which $25,394 was utilized by the Fund during this fiscal year. At September 30, 1996 the Westwood Intermediate Bond Fund had a capital loss carryforward of $596,040 which will be available through September 2003 to offset future capital gains as provided by the Federal Income Tax regulations. To the extent that this carryforward loss is used to offset future capital gains, the gains so offset would not be distributed to shareholders.

THE WESTWOOD FUNDS
Selected Per Share Data and Ratios
For a share outstanding throughout each year ending September 30(a)
================================================================================

                                                       1996                 1995                1994              1993      1992
                                                       ----                 ----                ----              ----      ----
                                                 Retail     Service   Retail    Service   Retail    Service
Equity Fund                                       Class      Class     Class     Class     Class     Class*        Retail Class
                                                  -----      -----     -----     -----     -----     ------        ------------
Net Asset Value, Beginning of Period ..........  $  6.59    $ 6.57    $  5.50    $ 5.48    $ 9.91    $ 5.53      $14.19    $ 14.23
                                                 -------    ------    -------    ------    ------    ------      ------    -------
Income from Investment Operations:
  Net investment income .......................     0.08      0.06       0.04      0.04      0.10      0.06        0.05       0.27
  Net realized and unrealized gain (loss) on
    investments ...............................     1.59      1.58       1.31      1.29      0.64     (0.11)       2.12       0.34
                                                 -------    ------    -------    ------    ------    ------      ------    -------
  Total from Investment Operations ............     1.67      1.64       1.35      1.33      0.74     (0.05)       2.17       0.61
                                                 -------    ------    -------    ------    ------    ------      ------    -------
Less Distributions:
  Dividends from net investment income ........    (0.06)     --        (0.06)    (0.04)    (0.07)     --         (0.55)     (0.51)
  Distributions from net realized capital gains    (0.52)    (0.52)     (0.20)    (0.20)    (5.08)     --         (5.90)     (0.14)
                                                 -------    ------    -------    ------    ------    ------      ------    -------
  Total Distributions .........................    (0.58)    (0.52)     (0.26)    (0.24)    (5.15)     --         (6.45)     (0.65)
                                                 -------    ------    -------    ------    ------    ------      ------    -------
Net Asset Value, End of Period ................  $  7.68    $ 7.69    $  6.59    $ 6.57    $ 5.50    $ 5.48      $ 9.91    $ 14.19
                                                 =======    ======    =======    ======    ======    ======      ======    =======
Total Return (not reflecting sales load) ......    26.88%    26.33%     25.85%    25.54%     9.14%    (0.90)%     20.16%      4.16%
Net Assets End of Period (in thousands) .......  $29,342    $1,221    $14,903    $   68    $8,637    $  254      $5,172    $13,161
Ratios to average net assets of:
  Net Investment Income .......................     1.16%     0.92%      0.77%     0.64%     1.63%     1.64%**     0.40%      1.85%
  Expenses net of waivers/reimbursements+ .....     1.50%     1.74%      1.61%     1.85%     0.71%     1.04%**     1.95%      1.40%
  Expenses before waivers/reimbursements+ .....     1.95%     2.19%      2.29%     2.63%     1.94%     2.29%**     2.32%      1.54%
  Portfolio Turnover Rate .....................      106%      106%       107%      107%      137%      137%        102%        75%
Average Commission Rate (per share
 of security) .................................  $ 0.054    $0.054       --        --        --        --          --          --

================================================================================

                                                  1996             1995                    1994                 1993        1992
                                                  ----             ----                    ----                 ----        ----
                                                 Retail      Retail     Service      Retail     Service
Intermediate Bond Fund                           Class       Class      Class(b)     Class       Class*           Retail Class
                                                 -----       -----      --------     -----       ------           ------------
Net Asset Value, Beginning of Period ..........  $ 9.98      $ 9.48      $ 9.48      $10.73      $10.51        $10.65      $10.00
                                                 ------      ------      ------      ------      ------        ------      ------
Income from Investment Operations:
  Net investment income .......................    0.51        0.52        0.05        0.48        0.41          0.39        0.51
  Net realized and unrealized gain (loss)
    on investments ............................   (0.10)       0.50       (0.14)      (1.04)      (1.03)         0.62        0.65
                                                 ------      ------      ------      ------      ------        ------      ------
  Total from Investment Operations ............    0.41        1.02       (0.09)      (0.56)      (0.62)         1.01        1.16
                                                 ------      ------      ------      ------      ------        ------      ------
Less Distributions:
  Dividends from net investment income ........   (0.51)      (0.52)      (0.05)      (0.48)      (0.41)        (0.39)      (0.51)
  Distributions from net realized capital gains    --          --          --         (0.21)       --           (0.54)       --
                                                 ------      ------      ------      ------      ------        ------      ------
  Total Distributions .........................   (0.51)      (0.52)      (0.05)      (0.69)      (0.41)        (0.93)      (0.51)
                                                 ------      ------      ------      ------      ------        ------      ------
Net Asset Value, End of Period ................  $ 9.88      $ 9.98      $ 9.34      $ 9.48      $ 9.48        $10.73      $10.65
                                                 ======      ======      ======      ======      ======        ======      ======
Total Return (not reflecting sales load) ......    4.50%      11.13%      (0.95)%     (5.46)%     (6.81)%       10.24%      11.87%
Net Assets End of Period (in thousands) .......  $5,496      $4,729      $    0      $7,339      $   76        $2,849      $3,153
Ratios to Average Net Assets of:
  Net Investment Income .......................    5.43%       5.38%       4.85%       4.86%       6.05%**       3.74%       5.25%
  Expenses net of waivers/reimbursements+ .....    1.09%       1.17%       1.45%       0.92%       1.34%**       2.40%       1.94%
  Expenses before waivers/reimbursements+ .....    2.46%       2.47%       4.07%       1.75%       2.37%**       3.46%       3.40%
  Portfolio Turnover Rate .....................     309%        165%         70%        203%        203%          222%        198%

----------
(a) Per share based on the average number of shares outstanding during the period.
(b) On November 8, 1994, all shares of the Service Class were redeemed and there have been no further shares issued in this class since that date. Accordingly, the NAV per share of $9.34 represents the net asset value on November 8, 1994.
*   Prior to January 31, 1994, no shares of the Service Class were issued.
**  Annualized.
+   See page 21.

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
Selected Per Share Data and Ratios
For a share outstanding throughout each year ending September 30(a)
================================================================================

                                                          1996                  1995                  1994
                                                          ----                  ----                  ----
                                                    Retail    Service     Retail    Service     Retail    Service
Balanced Fund                                       Class      Class      Class      Class      Class      Class*
                                                    -----      -----      -----      -----      -----      ------
Net Asset Value, Beginning of Period ............  $  8.47    $  8.45    $  7.12    $  7.10    $ 10.89    $ 10.88
                                                   -------    -------    -------    -------    -------    -------
Income from Investment Operations:
  Net investment income .........................     0.22       0.20       0.19       0.17       0.12       0.15
  Net realized and unrealized gain
    on investments ..............................     1.37       1.37       1.35       1.35       0.42       0.36
                                                   -------    -------    -------    -------    -------    -------
  Total from Investment Operations ..............     1.59       1.57       1.54       1.52       0.54       0.51
                                                   -------    -------    -------    -------    -------    -------
Less Distributions:
  Dividends from net investment income ..........    (0.22)     (0.20)     (0.19)     (0.17)     (0.13)     (0.11)
  Distributions from net realized capital gains..    (0.13)     (0.13)      --         --        (4.18)     (4.18)
                                                   -------    -------    -------    -------    -------    -------
  Total Distributions ...........................    (0.35)     (0.33)     (0.19)     (0.17)     (4.31)     (4.29)
                                                   -------    -------    -------    -------    -------    -------
Net Asset Value, End of Period ..................  $  9.71    $  9.69    $  8.47    $  8.45    $  7.12    $  7.10
                                                   =======    =======    =======    =======    =======    =======
Total Return (not reflecting sales load) ........    19.11%     18.85%     21.98%     21.67%      5.30%      4.67%
Net Assets End of Period (in thousands) .........  $23,158    $11,216    $ 6,912    $ 7,212    $ 3,081    $10,810
Ratios to average net assets of:
  Net Investment Income .........................     2.62%      2.34%      2.47%      2.26%      1.55%      2.15%
  Expenses net of waivers/reimbursements+ .......     1.32%      1.57%      1.35%      1.62%      1.68%      1.17%
  Expenses before waivers/reimbursements+ .......     1.71%      1.96%      1.86%      2.24%      2.36%      2.11%
  Portfolio Turnover Rate .......................      111%       111%       133%       133%       168%       168%
Average Commission Rate (per share of security)..  $ 0.055    $ 0.055       --         --         --         --

                                                         1993             1992
                                                         ----             ----
                                                   Retail    Service     Retail
Balanced Fund                                      Class      Class*     Class
                                                   -----      ------     ------
Net Asset Value, Beginning of Period ............ $ 10.45    $ 10.24    $ 10.00
                                                  -------    -------    -------
Income from Investment Operations:
  Net investment income .........................    0.20       0.19       0.31
  Net realized and unrealized gain
    on investments ..............................    1.44       0.52       0.49
                                                  -------    -------    -------
  Total from Investment Operations ..............    1.64       0.71       0.80
                                                  -------    -------    -------
Less Distributions:
  Dividends from net investment income ..........   (0.24)     (0.07)     (0.31)
  Distributions from net realized capital gains..   (0.96)      --        (0.04)
                                                  -------    -------    -------
  Total Distributions ...........................   (1.20)     (0.07)     (0.35)
                                                  -------    -------    -------
Net Asset Value, End of Period .................. $ 10.89    $ 10.88    $ 10.45
                                                  =======    =======    =======
Total Return (not reflecting sales load) ........   17.60%      6.96%      7.32%
Net Assets End of Period (in thousands) ......... $ 1,583    $   114    $ 3,716

Ratios to average net assets of:
  Net Investment Income .........................    1.90%      1.76%**    3.13%
  Expenses net of waivers/reimbursements+ .......    1.82%      2.07%      1.44%
  Expenses before waivers/reimbursements+ .......    2.97%      3.14%**    2.38%
  Portfolio Turnover Rate .......................     192%       192%       178%
Average Commission Rate (per share of security)..    --         --         --

----------
(a) Per share based on the average number of shares outstanding during the period.
*   Prior to April 6, 1993, no shares of the Service Class were issued.
**  Annualized.
+ Beginning in fiscal 1995, the ratios exclude a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for fiscal 1996 would be 1.44% and 1.68% for Equity Retail and Service Class, respectively, net of waivers and 1.88% and 2.13% for Equity Retail and Service Class before waivers. For Intermediate Bond Fund: 1.00% and 2.36%. For the Balanced Fund: expenses net of waivers would be 1.24% and 1.49% for the Retail and Service Class, respectively, and 1.63% and 1.89% before waivers for the Retail and Service Class, respectively.

                 See accompanying notes to financial statements

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Westwood Funds

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios present fairly, in all material respects, the financial position of Westwood Equity Fund, Westwood Intermediate Bond Fund and Westwood Balanced Fund (constituting The Westwood Funds, hereafter referred to as the "Fund") at September 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the selected per share data and ratios for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's managment; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspon dence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 12, 1996

THE WESTWOOD FUNDS

      1996 Federal Tax Status of Dividends (unaudited)

      This information is presented to you to meet regulatory requirements and no current action on your part is needed.

Westwood Equity Fund

34.0% of the income dividend distributed on December 28, 1995 qualifies for the Corporate Dividends Received Deduction. 9.7% of the distributions were derived from United States Treasury Obligations. The $0.2845 distribution of long-term capital gains paid on December 28, 1995 was designated by the Trustees as a capital gain distribution.

      Retail Class

      Of the $0.58 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1996, $0.06 was derived from net investment income, $0.23 from short-term capital gains and $0.29 from long-term capital gains.

      Service Class

      Of the $0.52 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1996, $0 was derived from net investment income, $0.23 from short-term capital gains and $0.29 from long-term capital gains.

Westwood Intermediate Bond Fund

46.1% was derived from United States Treasury Obligations. Many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Westwood Intermediate Bond Fund did not meet this requirement for fiscal 1996.

      Retail Class

      Of the $0.51 per share dividend paid to you in cash or reinvested in your account for the fiscal year ended September 30, 1996, the entire $0.51 was derived from net investment income.

Westwood Balanced Fund

18.3% of the income distributed qualifies for the Corporate Dividends Received Deduction. 36.3% of the distributions were derived from United States Treasury Obligations.

      Retail Class

      Of the $0.35 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1996, $0.22 was derived from net investment income, $0 from short-term capital gains and $0.13 from long-term capital gains.

      Service Class

      Of the $0.33 in distributions paid to you in cash or reinvested in your account during the Fund's fiscal year ended September 30, 1996, $0.20 was derived from net investment income, $0 from short-term capital gains and $0.13 from long-term capital gains. The $0.13 distribution of long-term capital gains paid on December 28, 1995 was designated by the Trustees as a capital gain distribution.

                               The Westwood Funds
                              One Corporate Center
                                  Rye, NY 10580
                        General and Account Information:
               1-(800) GABELLI (422-3554) (all continental states)

                                Board of Trustees

SUSAN M. BYRNE                       JAMES P. CONN
President and                        Managing Director and
Chief Investment Officer             Chief Investment Officer
                                     Financial Security Assurance

ANTHONY J. COLAVITA                  DR. WERNER J. ROEDER
Attorney-at-Law                      Director of Surgery
Anthony J. Colavita, P.C.            Lawrence Hospital

                                    Officers

SUSAN M. BYRNE                       GORDON M. FORRESTER
President and                        Assistant Treasurer
Chief Investment Officer

BRUCE N. ALPERT                      JOAN V. FIORE
Vice President                       Assistant Secretary

JOHN J. PILEGGI                      SHERYL HIRSCHFELD
Treasurer                            Assistant Secretary

JAMES E. McKEE
Secretary

                               Investment Adviser
                               ------------------
                               Teton Advisers LLC

                             Investment Sub-Adviser
                             ----------------------
                         Westwood Management Corporation

                                   Distributor
                                   -----------
                             Gabelli & Company, Inc.

                                    Custodian
                                    ---------
                              The Bank of New York

                                  Legal Counsel
                                  -------------
                                Baker & McKenzie

                             Independent Accountants
                             -----------------------
                              Price Waterhouse LLP

--------------------------------------------------------------------------------
This report is for the information of the shareholders of The Westwood Funds. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.
--------------------------------------------------------------------------------